CONVERTIBLE NOTES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rates on notes compounded semi annually	12.00%
Notes convertible into common stock	$ 0.01
Convertible notes description	the principal balances were increased 8.003% or a total of $394,798 (from $4,933,122 to $5,327,920) and the accrued interest balances were increased 8.003% or a total of $417,071 (from $5,211,424 to $5,628,495)	The principal balances were increased 4.698% or a total of $221,358 (from $4,711,764 to $4,933,122) and the accrued interest balances were increased 4.698% or a total of $183,770 (from $3,911,705 to $4,095,475)
Finance expenses	$ 811,869	$ 405,128
Satisfaction of amounts due	$ 0	$ 0	$ 3,875,000
David Lifschultz
Issuance of new convertible debentures			(1,099,008)
Bruce Abbott
Issuance of new convertible debentures			(1,099,008)
David Lifschultz And Bruce Abbott Member
Issuance of new convertible debentures			2,198,016
Reduction of amounts due			1,676,984
Satisfaction of amounts due			$ 3,875,000